Summary of Significant Accounting Principles - Reconciliation of The Numerator and Denominator Used in The Computation of Basic and Diluted Net Income Per Common Share (Parenthetical) (Details) - shares
	1 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2022
Net Income Per Common Share
Antidilutive unvested restricted shares (in shares)	197,026	121,112